Accounting for the acquisition of the Credit Suisse Group - Credit Suisse Group net identifiable assets on the acquisition date (Detail) - Credit Suisse - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2023
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Purchase price consideration, after consideration of share-based compensation awards	$ 3,710
Assets
Cash and balances at central banks	92,923
Amounts due from banks	13,575
Receivables from securities financing transactions	26,194
Cash collateral receivables on derivative instruments	20,878
Loans and advances to customers	247,044
Other financial assets measured at amortized cost	13,385
Total financial assets measured at amortized cost	414,000
Financial assets at fair value held for trading	56,237
Derivative financial instruments	62,162
Brokerage receivables	366
Financial assets at fair value not held for trading	54,199
Total financial assets measured at fair value through profit or loss	172,964
Financial assets measured at fair value through other comprehensive income	0
Investments in associates	1,569
Property, equipment and software	6,055
Intangible assets	1,287
Deferred tax assets	998
Other non-financial assets	6,892
Total assets	603,766
Liabilities
Amounts due to banks	107,617
Payables from securities financing transactions	11,911
Cash collateral payables on derivative instruments	10,939
Customer deposits	183,119
Debt issued measured at amortized cost	110,491
Other financial liabilities measured at amortized cost	7,992
Total financial liabilities measured at amortized cost	432,070
Financial liabilities at fair value held for trading	5,711
Derivative financial instruments	67,782
Brokerage payables designated at fair value	316
Debt issued designated at fair value	44,909
Other financial liabilities designated at fair value	7,574
Total financial liabilities measured at fair value through profit or loss	126,292
Provisions and contingent liabilities	10,106
Other non-financial liabilities	3,901
Total liabilities	572,370
Non-controlling Interests	(285)
Fair value of net assets acquired	31,110
Settlement of pre-existing relationships	135
Provisional negative goodwill resulting from the acquisition	27,264	$ 27,264
As previously reported in the Annual Report 2023
Assets
Cash and balances at central banks	93,012
Amounts due from banks	13,590
Receivables from securities financing transactions	26,194
Cash collateral receivables on derivative instruments	20,878
Loans and advances to customers	247,219
Other financial assets measured at amortized cost	13,428
Total financial assets measured at amortized cost	414,322
Financial assets at fair value held for trading	56,237
Derivative financial instruments	62,162
Brokerage receivables	366
Financial assets at fair value not held for trading	54,199
Total financial assets measured at fair value through profit or loss	172,964
Financial assets measured at fair value through other comprehensive income	0
Investments in associates	1,569
Property, equipment and software	6,055
Intangible assets	1,287
Deferred tax assets	998
Other non-financial assets	6,892
Total assets	604,088
Liabilities
Amounts due to banks	107,617
Payables from securities financing transactions	11,911
Cash collateral payables on derivative instruments	10,939
Customer deposits	183,119
Debt issued measured at amortized cost	110,491
Other financial liabilities measured at amortized cost	7,992
Total financial liabilities measured at amortized cost	432,070
Financial liabilities at fair value held for trading	5,711
Derivative financial instruments	67,782
Brokerage payables designated at fair value	316
Debt issued designated at fair value	44,909
Other financial liabilities designated at fair value	7,574
Total financial liabilities measured at fair value through profit or loss	126,292
Provisions and contingent liabilities	9,945
Other non-financial liabilities	3,901
Total liabilities	572,209
Non-controlling Interests	(285)
Fair value of net assets acquired	31,594
Settlement of pre-existing relationships	135
Provisional negative goodwill resulting from the acquisition	27,748	27,748
Measurement period adjustments made in the second quarter of 2024
Assets
Cash and balances at central banks	(89)
Amounts due from banks	(15)
Loans and advances to customers	(175)
Other financial assets measured at amortized cost	(43)
Total financial assets measured at amortized cost	(322)
Total assets	(322)
Liabilities
Provisions and contingent liabilities	161
Total liabilities	161
Fair value of net assets acquired	(483)
Provisional negative goodwill resulting from the acquisition	$ (483)	$ (483)